EQUITY-BASED COMPENSATION (Narrative) (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) Installment $ / shares shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($)	Sep. 12, 2023 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation	$ 103,466,000	$ 64,512,000	$ 31,598,000
Endeavor Asset Acquisition [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Business Acquisition, Description of Acquired Entity	EGH RSUs held by the Acquired Businesses’ employee or contractor, each EGH RSU was exchanged for 0.22 TKO RSUs at the time of the consummation of the Endeavor Asset Acquisition.
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
EGH 2021 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation	$ 14,877,000	25,875,000	31,848,000
EGH 2021 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	2 years
EGH 2021 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	5 years
EGH 2021 Plan [Member] | RSUs and stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total grant-date fair value of shares vested	$ 17,400,000	18,700,000	21,700,000
Aggregate intrinsic value of shares vested	12,700,000	8,400,000	6,400,000
TKO 2023 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation	$ 59,964,000	6,724,000
TKO 2023 Plan [Member] | Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares reserved for future issuance | shares				10,000,000
TKO 2023 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	6 months
TKO 2023 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
TKO 2023 Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total grant-date fair value of shares vested	$ 36,700,000
Aggregate intrinsic value of shares vested	$ 42,500,000	$ 0	0
Weighted average grant-date fair value of shares granted | $ / shares	$ 91.95	$ 91.23
RSUs granted | shares	1,630,439
Number of vesting installments | Installment	3
Incremental compensation expense due to modification	$ 0
Replacement Awards under WWE 2016 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation	$ 27,746,000	$ 31,747,000
Replacement Awards under WWE 2016 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	1 year
Replacement Awards under WWE 2016 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	5 years
Replacement Awards under WWE 2016 Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total grant-date fair value of shares vested	$ 26,200,000	21,100,000
Aggregate intrinsic value of shares vested	24,900,000	17,000,000
Total intrinsic value of options exercised			0
Replacement Awards under WWE 2016 Plan [Member] | Performance Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total grant-date fair value of shares vested	13,800,000	5,500,000
Aggregate intrinsic value of shares vested	13,100,000	$ 4,400,000
Total intrinsic value of options exercised			$ 0
Dwayne Johnson [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate awards received by related parties	30,000,000
Equity-based compensation	$ 17,700,000